Commitments and Contingencies (Action In Which We Are the Plaintiff) (Details)	1 Months Ended										2 Months Ended	4 Months Ended
	Feb. 23, 2017 Patents	Jan. 31, 2017 Patents	Aug. 31, 2016 Patents	Jul. 31, 2016 Patents	Jan. 31, 2016 Patents	Dec. 31, 2015 Patents	Jul. 31, 2015 Defendant	Jun. 30, 2015 Patents	Jan. 31, 2015 Patents	Jun. 30, 2013 Patents	Jul. 31, 2015 Defendant	Dec. 31, 2015 Patents
Precedex Premix [Member] | Hospira Versus Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon								4
Precedex Premix [Member] | Hospira Versus Fresenius [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon						4
Precedex Premix [Member] | Hospira Versus Par [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents found not infringed upon			4
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon				5	5				5	5
Number of defendants | Defendant							4
Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of defendants | Defendant											4
Toviaz Composition-of-matter Patents [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon					3				3	3
Tygacil [Member] | Pfizer Versus Mylan Laboratories and Accord Healthcare Inc. [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon												2
Subsequent Event [Member] | Toviaz [Member] | Pfizer Versus Several Generic Manufacturers [Member] | Patent Infringement [Member] | Settled Litigation [Member]
Gain Contingencies [Line Items]
Number of patents infringed upon		5
Subsequent Event [Member] | Xeljanz [Member] | Pfizer Versus MicroLabs [Member] | Patent Infringement [Member] | Pending Litigation [Member]
Gain Contingencies [Line Items]
Number of patents allegedly infringed upon	3